Issued Capital and Reserves (Tables)	3 Months Ended
Mar. 31, 2024
Issued Capital and Reserves
Schedule of total shares

Common shares issued and outstanding at December 31, 2023	223,988,675
At-the-market offering program issuances	—
Share issuances as part of the public offering	—
Share issuances for exercises between Jan to Mar 2024	317,005
Treasury shares	—
Common shares issued and outstanding at March 31, 2024	224,305,680